Offerings	Nov. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes Due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

JBS N.V., JBS USA Foods Group Holdings, Inc. and JBS USA Food Company Holdings are the co-issuers of the notes being registered hereby.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.375% Senior Notes due 2055
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

JBS N.V., JBS USA Foods Group Holdings, Inc. and JBS USA Food Company Holdings are the co-issuers of the notes being registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes Due 2036
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

JBS N.V., JBS USA Foods Group Holdings, Inc. and JBS USA Food Company Holdings are the co-issuers of the notes being registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.250% Senior Notes due 2056
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,250,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,625.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

JBS N.V., JBS USA Foods Group Holdings, Inc. and JBS USA Food Company Holdings are the co-issuers of the notes being registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.375% Senior Notes Due 2066
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	The proposed maximum aggregate offering price is being used to calculate the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

JBS N.V., JBS USA Foods Group Holdings, Inc. and JBS USA Food Company Holdings are the co-issuers of the notes being registered hereby.